Fair Value Measurement	6 Months Ended
Jul. 31, 2017
Fair Value Disclosures [Abstract]
Fair Value Measurement
Fair Value Measurement
Our financial assets and liabilities consist principally of cash and cash equivalents, marketable securities, restricted cash, accounts receivable, and accounts payable. We measure and record certain financial assets and liabilities at fair value on a recurring basis. The estimated fair value of accounts receivable and accounts payable approximates their carrying value due to their short‑term nature. Cash equivalents, marketable securities and restricted cash are recorded at estimated fair value.
All of our cash equivalents and marketable securities are classified within Level 1 or Level 2 because the cash equivalents and marketable securities are valued using quoted market prices or alternative pricing sources and models utilizing observable market inputs.
We follow a three‑level valuation hierarchy for disclosure of fair value measurements as follows:

Level 1	Inputs are unadjusted quoted prices in active markets for identical assets or liabilities at the measurement date.

Level 2
Inputs (other than quoted market prices included in Level 1) are either directly or indirectly observable for the asset or liability through correlation with market data at the measurement date and for the duration of the instrument’s anticipated life.

Level 3
Inputs reflect management’s best estimate of what market participants would use in pricing the asset or liability at the measurement date. Consideration is given to the risk inherent in the valuation technique and the risk inherent in the inputs to the model.

The following table represents our financial assets and liabilities according to the fair value hierarchy, measured at fair value as of January 31, 2016 (in thousands):

	Level 1	Level 2	Level 3	Total
Cash equivalents:
Money market funds	$22,434	$—	$—	$22,434
Commercial paper	—	7,998	—	7,998
Marketable securities:
U.S. agency obligations	—	6,035	—	6,035
Asset-backed securities	—	70,991	—	70,991
Corporate notes and obligations	—	214,335	—	214,335
Commercial paper	—	15,989	—	15,989
Municipal securities	—	33,881	—	33,881
U.S. treasury securities	—	21,048	—	21,048
Restricted cash:
Money market funds	28	—	—	28
Total financial assets	$22,462	$370,277	$—	$392,739
The following table represents our financial assets and liabilities according to the fair value hierarchy, measured at fair value as of January 31, 2017 (in thousands):

	Level 1	Level 2	Level 3	Total
Cash equivalents:
Money market funds	$49,390	$—	$—	$49,390
U.S. agency obligations	—	3,249	—	3,249
Corporate notes and obligations	—	2,050	—	2,050
Commercial paper	—	3,998	—	3,998
Marketable securities:
Asset-backed securities	—	39,264	—	39,264
Corporate notes and obligations	—	105,587	—	105,587
Municipal securities	—	16,105	—	16,105
Certificate of deposit		15,520		15,520
U.S. treasury securities	—	5,004	—	5,004
Restricted cash:
Money market funds	15,446	—	—	15,446
Total financial assets	$64,836	$190,777	$—	$255,613
The following table represents our financial assets and liabilities according to the fair value hierarchy, measured at fair value as of July 31, 2017 (in thousands):

	Level 1	Level 2	Level 3	Total
	(unaudited)
Cash equivalents:
Money market funds	$6,173	$—	$—	$6,173
Corporate notes and obligations	—	4,000	—	4,000
Commercial paper	—	15,097	—	15,097
Municipal securities	—	5,999	—	5,999
Reverse repurchase agreement	—	9,000	—	9,000
Marketable securities:
U.S. agency obligations	—	17,812	—	17,812
Asset-backed securities	—	45,499	—	45,499
Corporate notes and obligations	—	192,753	—	192,753
Commercial paper	—	80,554	—	80,554
Municipal securities	—	14,358	—	14,358
Certificates of deposit	—	49,854	—	49,854
U.S. treasury securities	—	5,986	—	5,986
Restricted cash:
Money market funds	14,672	—	—	14,672
Total financial assets	$20,845	$440,912	$—	$461,757

We value our Level 1 assets using quoted prices in active markets for identical instruments. We value our Level 2 assets with the help of a third‑party pricing service using quoted market prices for similar instruments, nonbinding market prices that are corroborated by observable market data, or pricing models such as discounted cash flow techniques. We use such pricing data as the primary input, to which we have not made any material adjustments during the periods presented, to make our determination and assessments as to the ultimate valuation of these assets.
There were no transfers into or out of Level 1, Level 2 or Level 3 assets and liabilities for the years ended January 31, 2016 and 2017 and the six months ended July 31, 2016 and 2017.